UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.2%
Australia 5.3%
Arena REIT	177,420	295,558
BGP Holdings PLC* (a)	11,394,023	54,116
Goodman Group	1,200,519	7,809,585
GPT Group	2,789,967	10,241,516
Mirvac Group	4,836,215	8,031,333
Scentre Group	4,260,259	12,563,235
Viva Energy REIT	515,345	794,407
Westfield Corp.	884,284	5,789,184
(Cost $40,794,409)		45,578,934
Belgium 0.1%
VGP NV* (Cost $702,609)	10,630	844,955
Canada 3.0%
Canadian Apartment Properties REIT (b)	397,232	11,454,316
Dream Office Real Estate Investment Trust	417,136	7,560,155
Granite Real Estate Investment Trust	180,108	7,103,107
(Cost $23,570,565)		26,117,578
China 0.3%
Shui On Land Ltd. (Cost $2,817,517)	8,412,500	2,299,310
France 3.9%
Gecina SA	89,820	15,590,472
Unibail-Rodamco SE	79,576	18,177,783
(Cost $30,491,795)		33,768,255
Germany 5.2%
Alstria Office REIT-AG	261,294	4,095,925
Deutsche Wohnen SE	328,502	15,340,012
TLG Immobilien AG	182,569	5,006,445
Vonovia SE	398,372	19,761,673
(Cost $32,661,275)		44,204,055
Hong Kong 8.2%
CK Asset Holdings Ltd.	2,117,000	17,890,713
Henderson Land Development Co., Ltd.	1,791,000	11,767,256
Hongkong Land Holdings Ltd. (c) (d)	88,300	615,451
Hongkong Land Holdings Ltd. (c)	998,100	6,893,338
Link REIT	760,744	6,520,853
New World Development Co., Ltd.	5,718,726	8,141,777
Sino Land Co., Ltd.	4,408,000	7,177,020
Swire Properties Ltd.	691,200	2,430,534
Wharf Real Estate Investment Co., Ltd.*	1,311,000	8,553,826
(Cost $65,116,654)		69,990,768
Ireland 0.6%
Green REIT PLC	1,433,347	2,713,369
Hibernia REIT PLC (c)	352,000	626,313
Hibernia REIT PLC (c)	1,176,980	2,067,361
(Cost $4,183,749)		5,407,043
Japan 11.1%
Daibiru Corp.	159,600	1,870,255
Frontier Real Estate Investment Corp.	950	3,899,300
Global One Real Estate Investment Corp.	11,224	10,853,061
GLP J-REIT	2,227	2,456,816
Ichigo Hotel REIT Investment Corp.	1,154	1,352,480
Japan Logistics Fund, Inc.	3,036	6,136,073
Japan Real Estate Investment Corp.	1,026	5,326,019
Kenedix Residential Next Investment Corp.	1,660	2,376,376
Mitsubishi Estate Co., Ltd.	1,386,000	23,114,909
Mitsui Fudosan Co., Ltd.	607,000	14,670,131
Mori Hills REIT Investment Corp.	2,142	2,711,735
Mori Trust Sogo Reit, Inc.	589	867,972
Nippon Healthcare Investment Corp.	226	368,765
NTT Urban Development Corp.	580,800	7,099,883
Premier Investment Corp.	9,117	9,601,517
Sekisui House Reit, Inc. (b)	268	360,512
XYMAX REIT Investment Corp. *	2,245	2,386,255
(Cost $87,777,047)		95,452,059
Netherlands 0.9%
InterXion Holding NV* (e) (Cost $5,009,140)	129,210	8,025,233
Singapore 3.6%
APAC Realty Ltd.*	826,258	774,690
CapitaLand Ltd.	1,942,300	5,333,199
CDL Hospitality Trusts (Units)	3,039,853	3,926,190
City Developments Ltd.	973,300	9,710,728
Keppel REIT	4,350,500	4,019,664
Suntec Real Estate Investment Trust	4,785,800	6,937,780
(Cost $26,225,861)		30,702,251
Spain 0.8%
Merlin Properties Socimi SA (Cost $4,804,895)	437,231	6,696,426
Sweden 1.6%
Castellum AB	431,511	7,073,878
Fabege AB	128,391	2,783,975
Hufvudstaden AB "A"	238,502	3,545,089
(Cost $10,526,085)		13,402,942
Switzerland 0.7%
PSP Swiss Property AG (Registered) (Cost $5,657,807)	64,446	6,285,198
United Kingdom 6.0%
Assura PLC	3,085,842	2,567,807
British Land Co. PLC	835,808	7,556,657
Grainger PLC	771,318	3,136,583
Great Portland Estates PLC	596,302	5,571,006
Hammerson PLC	1,036,075	7,819,749
Land Securities Group PLC	379,417	5,007,014
Segro PLC	1,034,959	8,748,841
St. Modwen Properties PLC	310,512	1,687,400
The PRS REIT PLC	2,457,449	3,464,014
UNITE Group PLC	475,893	5,299,438
Warehouse Reit PLC	625,774	877,450
(Cost $43,986,741)		51,735,959
United States 47.9%
Agree Realty Corp. (REIT)	92,464	4,441,971
Alexandria Real Estate Equities, Inc. (REIT)	155,177	19,380,056
American Tower Corp. (REIT)	51,881	7,540,385
Americold Realty Trust (REIT)	309,862	5,912,167
Boston Properties, Inc. (REIT)	100,792	12,419,590
Camden Property Trust (REIT)	211,169	17,776,206
CareTrust REIT, Inc. (REIT)	127,468	1,708,071
Columbia Property Trust, Inc. (REIT)	305,769	6,256,034
CoreSite Realty Corp. (REIT)	52,237	5,237,282
Crown Castle International Corp. (REIT)	65,238	7,150,737
CubeSmart (REIT)	531,078	14,976,400
DCT Industrial Trust, Inc. (REIT)	192,919	10,869,056
Douglas Emmett, Inc. (REIT)	400,128	14,708,705
Empire State Realty Trust, Inc. "A" (REIT)	288,654	4,846,501
Equity LifeStyle Properties, Inc. (REIT)	174,799	15,342,108
Equity Residential (REIT)	246,823	15,209,233
Essex Property Trust, Inc. (REIT)	58,997	14,199,398
Extended Stay America, Inc. (Units)	227,234	4,492,416
Extra Space Storage, Inc. (REIT)	208,033	18,173,763
Four Corners Property Trust, Inc. (REIT)	155,347	3,586,962
GGP, Inc. (REIT)	368,560	7,540,738
HCP, Inc. (REIT)	624,603	14,509,528
Healthcare Realty Trust, Inc. (REIT)	362,736	10,051,415
Invitation Homes, Inc. (REIT)	461,389	10,533,511
JBG SMITH Properties (REIT)	80,881	2,726,499
LaSalle Hotel Properties (REIT)	316,532	9,182,593
Omega Healthcare Investors, Inc. (REIT) (b)	111,205	3,006,983
Pebblebrook Hotel Trust (REIT)	94,438	3,243,945
Prologis, Inc. (REIT)	459,253	28,928,346
Regency Centers Corp. (REIT)	162,349	9,575,344
Retail Properties of America, Inc. "A" (REIT)	472,686	5,511,519
Rexford Industrial Realty, Inc. (REIT)	343,329	9,884,442
Ryman Hospitality Properties, Inc. (REIT)	98,611	7,637,422
Simon Property Group, Inc. (REIT)	175,077	27,023,135
STORE Capital Corp. (REIT)	332,994	8,264,911
Sunstone Hotel Investors, Inc. (REIT)	381,158	5,801,225
Switch, Inc. "A" (b)	138,222	2,199,112
Taubman Centers, Inc. (REIT)	62,375	3,549,761
The Macerich Co. (REIT)	145,319	8,140,770
UDR, Inc. (REIT)	300,876	10,717,203
Urban Edge Properties (REIT)	168,198	3,591,027
Welltower, Inc. (REIT)	130,895	7,124,615
Weyerhaeuser Co. (REIT)	215,854	7,554,890
(Cost $382,920,043)		410,525,975
Total Common Stocks (Cost $767,246,192)		851,036,941
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g) (Cost $16,745,358)	16,745,358	16,745,358
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.64% (f) (Cost $2,978,376)	2,978,376	2,978,376
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $786,969,926)	101.5	870,760,675
Other Assets and Liabilities, Net	(1.5)	(12,747,369)
Net Assets	100.0	858,013,306

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g)
20,969,091	—	4,223,733	—	—	38,143	—	16,745,358	16,745,358
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.64% (f)
3,518,470	51,750,295	52,290,389	—	—	11,186	—	2,978,376	2,978,376
24,487,561	51,750,295	56,514,122	—	—	49,329	—	19,723,734	19,723,734

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $16,200,042, which is 1.9% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the NASDAQ Exchange.
(e)	Listed on the New York Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended January 31, 2018.
REIT: Real Estate Investment Trust

At March 31, 2018 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	320,927,504	38%
Office	122,553,409	14%
Apartments	110,509,206	13%
Industrial	63,798,474	8%
Regional Malls	46,254,404	5%
Shopping Centers	43,551,162	5%
Storage	41,519,146	5%
Health Care	39,337,184	5%
Hotels	31,710,081	4%
Specialty Services	12,706,882	1%
Software	10,224,345	1%
Real Estate Investment Trust	7,150,737	1%
Retail	794,407	0%
Total	851,036,941	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$45,524,818	$54,116	$45,578,934
Belgium	—	844,955	—	844,955
Canada	26,117,578	—	—	26,117,578
China	—	2,299,310	—	2,299,310
France	—	33,768,255	—	33,768,255
Germany	—	44,204,055	—	44,204,055
Hong Kong	615,451	69,375,317	—	69,990,768
Ireland	—	5,407,043	—	5,407,043
Japan	2,386,255	93,065,804	—	95,452,059
Netherlands	8,025,233	—	—	8,025,233
Singapore	—	30,702,251	—	30,702,251
Spain	—	6,696,426	—	6,696,426
Sweden	—	13,402,942	—	13,402,942
Switzerland	—	6,285,198	—	6,285,198
United Kingdom	5,571,006	46,164,953	—	51,735,959
United States	410,525,975	—	—	410,525,975
Short-Term Investments (h)	19,723,734	—	—	19,723,734
Total	$472,965,232	$397,741,327	$54,116	$870,760,675

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended March 31, 2018, the amount of transfers between Level 1 and Level 2 was $9,583,643.
Transfers between price levels are recognized at the beginning of the reporting period.
(h) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018